UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Waterstone Asset Management, LLC

Address:  2 Carlson Parkway, Suite 260
          Plymouth, Minnesota 55447

13F File Number: 28-10925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Martin Kalish
Title:    Chief Financial Officer
Phone:    (952) 697-4102

Signature, Place and Date of Signing:


/s/ Martin Kalish            Plymouth, Minnesota             August 14, 2006
--------------------        ------------------------       ------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   82

Form 13F Information Table Value Total:   $956,833
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number        Name

1.          28- 10924              Waterstone Market Neutral Offshore Fund, Ltd.

2.          28- 10926              Waterstone Capital Offshore Advisors, LP

                                                                   VALUE    SHRS OR     SH/ PUT/   INVESTMENT    OTHER     VOTING
NAME OF ISSUER                 TITLE OF CLASS        CUSIP        (X1000)   PRN AMT     PRN CALL   DISCRETION   MANAGERS  AUTHORITY
3M CO                          COM                   88579Y101      6,187        76,600 SH            Sole        None       Sole
ALLERGAN INC                   COM                   018490102      3,089        28,800 SH            Sole        None       Sole
AMERICAN FINL RLTY TR          NOTE 4.375% 7/1       02607PAB3      4,504     5,000,000 SH            Sole        None       Sole
AMERIPRISE FINL INC            COM                   03076C106     16,303       364,970 SH            Sole        None       Sole
APOGENT TECHNOLOGIES INC       DBCV 12/1             03760AAK7      9,649     7,000,000 SH            Sole        None       Sole
APRIA HEALTHCARE GROUP INC     NOTE 3.375% 9/0       037933AB4      9,445    10,004,000 SH            Sole        None       Sole
ASPEN INSURANCE HOLDINGS LTD   SHS                   G05384105      6,871       295,000 SH            Sole        None       Sole
AT&T INC                       COM                   00206R102      6,486       232,564 SH            Sole        None       Sole
AU OPTRONICS CORP              SPONSORED ADR         002255107      1,495       105,000 SH            Sole        None       Sole
AVNET INC                      COM                   053807103      2,583       129,000 SH            Sole        None       Sole
BASIC ENERGY SVCS INC NEW      COM                   06985P100        422        13,800 SH            Sole        None       Sole
BEST BUY INC                   COM                   086516101      2,835        51,700 SH            Sole        None       Sole
BEST BUY INC                   COM                   086516101        911       246,200     PUT       Sole        None       Sole
BORDERS GROUP INC              COM                   099709107      2,913       157,800 SH            Sole        None       Sole
BOSTON PPTYS LTD PARTNERSHIP   NOTE 3.750% 5/1       10112RAG9     18,865    19,000,000 SH            Sole        None       Sole
BROADCOM CORP                  CL A                  111320107      2,264        75,350 SH            Sole        None       Sole
CAMERON INTERNATIONAL CORP     COM                   13342B105      2,876        60,200 SH            Sole        None       Sole
CAPITAL ONE FINL CORP          COM                   14040H105     28,985       339,200 SH            Sole        None       Sole
CHESAPEAKE ENERGY CORP         NOTE 2.750% 11/1      165167BW6     12,243    11,969,000 SH            Sole        None       Sole
CHIPMOS TECH BERMUDA LTD       SHS                   G2110R106        118        20,000 SH            Sole        None       Sole
CIBER INC                      SDCV 2.875%12/1       17163BAB8      7,047     7,850,000 SH            Sole        None       Sole
CIENA CORP                     NOTE 0.250% 5/0       171779AB7      5,491     5,500,000 SH            Sole        None       Sole
CITIGROUP INC                  COM                   172967101      4,342        90,000 SH            Sole        None       Sole
CITY NATL CORP                 COM                   178566105      1,641        25,208 SH            Sole        None       Sole
COMMONWEALTH TEL ENTERPRISES   NOTE 3.250% 7/1       203349AB1     19,763    20,000,000 SH            Sole        None       Sole
CUBIST PHARMACEUTICALS INC     NOTE 2.250% 6/1       229678AC1      2,098     2,000,000 SH            Sole        None       Sole
CUBIST PHARMACEUTICALS INC     COM                   229678107      1,226        48,700 SH            Sole        None       Sole
CYPRESS SEMICONDUCTOR CORP     COM                   232806109      1,541       106,000 SH            Sole        None       Sole
DANAHER CORP DEL               NOTE 1/2              235851AF9     10,067    10,709,000 SH            Sole        None       Sole
E M C CORP MASS                COM                   268648102      2,825       257,500 SH            Sole        None       Sole
EASTMAN KODAK CO               COM                   277461109      1,153        48,500 SH            Sole        None       Sole
EASTMAN KODAK CO               COM                   277461109        512        80,000     PUT       Sole        None       Sole
FAIR ISAAC CORP                NOTE 1.500% 8/1       303250AD6     19,731    19,500,000 SH            Sole        None       Sole
FLIR SYS INC                   NOTE 3.000% 6/0       302445AB7     22,565    19,042,000 SH            Sole        None       Sole
FMC TECHNOLOGIES INC           COM                   30249U101      1,761        26,100 SH            Sole        None       Sole
FORD MTR CO CAP TR II          PFD TR CV6.5%         345395206      6,969       250,000 SH            Sole        None       Sole
FREEPORT-MCMORAN COPPER & GO   NOTE 7.000% 2/1       35671DAK1    186,345   100,745,000 SH            Sole        None       Sole
GETTY IMAGES INC               SDCV 0.500% 6/0       374276AH6     36,338    27,320,000 SH            Sole        None       Sole
GLOBALSANTAFE CORP             SHS                   G3930E101      1,011        17,500 SH            Sole        None       Sole
GRANT PRIDECO INC              COM                   38821G101        332         7,410 SH            Sole        None       Sole
GREY GLOBAL GROUP INC          SDCV 5.000%10/1       39787MAB4     11,274     9,000,000 SH            Sole        None       Sole
HANOVER COMPRESSOR CO          NOTE 4.750% 1/1       410768AE5      9,264     6,500,000 SH            Sole        None       Sole
HEADWATERS INC                 NOTE 2.875% 6/0       42210PAB8      1,401     1,317,000 SH            Sole        None       Sole
HYDRIL                         COM                   448774109      1,641        20,900 SH            Sole        None       Sole
IMCLONE SYS INC                NOTE 1.375% 5/1       45245WAF6     38,436    42,477,000 SH            Sole        None       Sole
INFORMATICA CORP               COM                   45666Q102      2,237       170,000 SH            Sole        None       Sole
INTEGRATED DEVICE TECHNOLOGY   COM                   458118106      2,964       209,000 SH            Sole        None       Sole
INTERNATIONAL GAME TECHNOLOG   DBCV 1/2              459902AM4     87,890   108,951,000 SH            Sole        None       Sole
INTERPUBLIC GROUP COS INC      NOTE 4.500%3/1        460690AT7     35,573    36,000,000 SH            Sole        None       Sole
INTERSIL CORP                  CL A                  46069S109      2,860       123,000 SH            Sole        None       Sole
ISHARES TR                     S&P 500 INDEX         464287200      2,718        50,000     CALL      Sole        None       Sole
ISHARES TR                     S&P 500 INDEX         464287200        819        28,000     PUT       Sole        None       Sole
KLA-TENCOR CORP                COM                   482480100      3,080        74,100 SH            Sole        None       Sole
KOHLS CORP                     COM                   500255104      5,900       500,000     CALL      Sole        None       Sole
LANDAMERICA FINL GROUP INC     DBCV 3.125%11/1       514936AB9     31,806    29,000,000 SH            Sole        None       Sole
LANDAMERICA FINL GROUP INC     DBCV 3.250%5/1        514936AD5      2,621     2,000,000 SH            Sole        None       Sole
LINEAR TECHNOLOGY CORP         COM                   535678106      3,604       107,600 SH            Sole        None       Sole
LONE STAR TECHNOLOGIES INC     COM                   542312103        794        14,700 SH            Sole        None       Sole
MEDTRONIC INC                  COM                   585055106      2,989        63,700 SH            Sole        None       Sole
MEMC ELECTR MATLS INC          COM                   552715104      2,550        68,000 SH            Sole        None       Sole
MERRILL LYNCH & CO INC         COM                   590188108      1,043        15,000 SH            Sole        None       Sole
MILLICOM INTL CELLULAR S A     SHS NEW               L6388F110      4,742       104,376 SH            Sole        None       Sole
NATIONAL OILWELL VARCO INC     COM                   637071101      2,153        34,000 SH            Sole        None       Sole
NAVISTAR INTL CORP NEW         NOTE 2.500% 12/1      63934EAG3     41,297    41,258,000 SH            Sole        None       Sole
NEKTAR THERAPEUTICS            COM                   640268108      6,648       362,500 SH            Sole        None       Sole
NEW YORK CMNTY CAP TR V        BONUSES               64944P307     44,307       945,227 SH            Sole        None       Sole
PRUDENTIAL FINL INC            COM                   744320102      4,343        55,900 SH            Sole        None       Sole
QUALCOMM INC                   COM                   747525103      3,706        92,500 SH            Sole        None       Sole
QUANEX CORP                    DBCV 2.500% 5/1       747620AE2      1,756     1,000,000 SH            Sole        None       Sole
QUANTA SVCS INC                SDCV 4.500%10/0       74762EAC6     11,562     7,000,000 SH            Sole        None       Sole
REINSURANCE GROUP AMER INC     PFD TR INC EQ         759351307     33,336       543,550 SH            Sole        None       Sole
SANDISK CORP                   NOTE 1.000% 5/1 ADD   80004CAC5      8,906    10,000,000 SH            Sole        None       Sole
STAPLES INC                    COM                   855030102      4,490       184,400 SH            Sole        None       Sole
SVB FINL GROUP                 COM                   78486Q101      4,091        90,000 SH            Sole        None       Sole
TCF FINL CORP                  COM                   872275102      2,500        94,500 SH            Sole        None       Sole
TERADYNE INC                   COM                   880770102      1,964       141,000 SH            Sole        None       Sole
TEXAS INSTRS INC               COM                   882508104      1,605        53,000 SH            Sole        None       Sole
TRINITY INDS INC               NOTE 3.875% 6/0       896522AF6     41,545    40,000,000 SH            Sole        None       Sole
VALASSIS COMMUNICATIONS INC    NOTE 1.625% 5/2       918866AK0      6,863    11,200,000 SH            Sole        None       Sole
WAL MART STORES INC            COM                   931142103      2,583        53,630 SH            Sole        None       Sole
WELLS FARGO & CO NEW           COM                   949746101      1,302        19,406 SH            Sole        None       Sole
WYETH                          COM                   983024100      3,868        87,100 SH            Sole        None       Sole

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